Stock-based Compensation (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 25, 2021 plan	Jan. 31, 2021 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 26, 2021 shares	Dec. 31, 2018 shares
Number of options remaining available for grant			7,730,503	2,948,598
Outstanding awards			6,399,888	4,813,262	5,220,236		5,638,773
Contractual term			10 years	10 years
Vesting period		3 years		36 months
Commencement of involuntary termination term prior to effective date of corporate transaction			30 days	30 days
End of involuntary termination term after effective date of corporate transaction			12 months	12 months
Granted			1,838,029	480,856	621,031
Exercise price | $ / shares			$ 10.28	$ 9.79	$ 8.49
Long-Term Incentive Plan, 2021 [Member]
Number of options remaining available for grant			7,730,503
Annual increase (as a percent)			5.00%
Employee Stock Purchase Plan, 2021[Member]
Number of options remaining available for grant			1,030,033
Annual increase (as a percent)			1.00%
Purchase price as percent of trading price			85.00%
Minimum
Vesting period			36 months
Maximum
Vesting period			48 months
Chief Executive Officer [Member]
Vesting period		3 years
Granted		1,312,984
Exercise price | $ / shares		$ 10.28
Humacyte, Inc.
Share Based Compensation Number Of Plans | plan	2
Humacyte, Inc. | Omnibus Incentive Plan, 2015 [Member]
Outstanding awards						5,886,706
Humacyte, Inc. | Stock Option Plan, 2005 [Member]
Outstanding awards						518,432